Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Mar. 31, 2023	Jun. 30, 2022
Current assets
Cash	$ 91,422,174	$ 129,065,348
Receivables	662,231	1,135,095
Prepaid expenses	3,270,717	1,603,997
Total current assets	95,355,122	131,804,440
Non-current assets
Reclamation deposit	84,873	80,742
Exploration and evaluation assets	59,928,683	41,127,501
Intangible asset	1,451,110	1,500,540
Pilot plant	812,718	985,057
Right of use asset	1,106,774	379,650
Deposits	73,715	12,416
Investment in Aqualung Carbon Capture SA	3,386,315	3,221,491
Non-current assets	82,032,044	51,840,855
TOTAL ASSETS	177,387,166	183,645,295
Current liabilities
Accounts payable and accrued liabilities	6,260,790	6,597,682
Lease liability - short-term	415,335	182,060
Total current liabilities	6,676,125	6,779,742
Non-current liabilities
Lease liability - long-term	705,045	208,435
Decommissioning provision	135,453	128,860
Total non-current liabilities	840,498	337,295
TOTAL LIABILITIES	7,516,623	7,117,037
EQUITY
Share capital	270,271,019	262,046,589
Reserves	20,113,187	21,945,204
Deficit	(122,257,220)	(106,717,819)
Accumulated other comprehensive income (loss)	1,743,557	(745,716)
TOTAL EQUITY	169,870,543	176,528,258
TOTAL LIABILITIES AND EQUITY	177,387,166	183,645,295
Commercial Plant
Non-current assets
Asset under construction	13,433,180	$ 4,533,458
Aqualung Carbon Capture Pilot Plant
Non-current assets
Asset under construction	$ 1,754,676